Summary of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Effect of derivative instruments					$ (4)	$ 40	$ (821)
Interest Rate Cap | Interest Expense, net | Designated as Hedging Instrument | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Effect of derivative instruments	$ 65		$ 75
Foreign Exchange Forward | Other income (expense), net | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Effect of derivative instruments		$ (4)		$ (4)	$ (4)	$ 40	$ (821)